13. Income Taxes (Details 1) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1 [Abstract]
Net operating loss	$ 4,256,530	$ 3,649,651	$ 2,064,725
Allowance for doubtful accounts		261,946	17,637
Intangible assets	238,259	118,740
Deferred rent	11,809	7,883	9,473
Stock-based compensation	185,916	128,827
Contributions carryfoward	93	93
Total deferred tax assets	4,716,555	4,167,140	2,091,835
Property and equipment	(31,714)	(630)	(805)
Total deferred tax liabilities	(31,714)	(630)	(149,150)
Deferred tax assets, net	4,684,841	4,166,510	1,942,685
Beginning of year	(4,166,510)	(1,942,685)	(1,152,977)
(Increase) decrease during year	(518,331)	(2,223,825)	(789,708)
Ending balance	(4,684,841)	(4,166,510)	(1,942,685)
Net deferred tax asset